UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA HIGH-YIELD OPPORTUNITIES FUND - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2008

[LOGO OF USAA]
    USAA(R)








PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2008




















                                                                      (Form N-Q)

48448 -1208                                  (C)2008, USAA. All rights reserved.

================================================================================
PORTFOLIO OF INVESTMENTS


USAA HIGH-YIELD OPPORTUNITIES FUND
October 31, 2008 (unaudited)


    PRINCIPAL                                                                                      MARKET
       AMOUNT                                               COUPON                                  VALUE
        (000)  SECURITY                                       RATE        MATURITY                  (000)
 ----------------------------------------------------------------------------------------------------------

               CORPORATE OBLIGATIONS (70.0%)

               CONSUMER DISCRETIONARY (16.6%)
               ------------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (1.9%)
$       2,250  Hanesbrands, Inc.                            6.51% (a)    12/15/2014         $       1,541
        1,000  Jostens IH Corp.                             7.63         10/01/2012                   790
        3,750  Kellwood Co.                                 7.88          7/15/2009                 3,244
        3,000  Kellwood Co.                                 7.63         10/15/2017                 1,515
        3,000  Levi Strauss & Co.                           9.75          1/15/2015                 2,145
          600  Oxford Industries, Inc.                      8.88          6/01/2011                   495
        2,000  Quiksilver, Inc.                             6.88          4/15/2015                   990
                                                                                          ---------------
                                                                                                   10,720
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (0.9%)
        2,000  Arvinmeritor, Inc.                           8.13          9/15/2015                 1,050
        1,000  Metaldyne Co., LLC (b)                       8.31          1/11/2014                   495
        2,000  Metaldyne Corp.                             11.00          6/15/2012                   160
        2,000  Metaldyne Corp.                             10.00         11/01/2013                   440
        1,029  Tenneco Automotive, Inc.                    10.25          7/15/2013                   916
          200  Tenneco Automotive, Inc.                     8.63         11/15/2014                    96
          500  Tenneco Automotive, Inc.                     8.13         11/15/2015                   261
        2,000  Titan International, Inc.                    8.00          1/15/2012                 1,660
                                                                                          ---------------
                                                                                                    5,078
                                                                                          ---------------
               AUTOMOBILE MANUFACTURERS (0.2%)
        1,980  Daimler Finance N.A. LLC (b)                 6.82          8/03/2012                 1,349
                                                                                          ---------------
               BROADCASTING (4.9%)
        3,000  Canwest Mediaworks LP (c)                    9.25          8/01/2015                 1,830
        2,000  CCH I Holdings, LLC                         13.50          1/15/2014                   670
        2,500  CCH I, LLC                                  11.00         10/01/2015                 1,084
        2,928  CCH II, LLC (c)                             10.25         10/01/2013                 1,874
        3,000  CCO Holdings, LLC                            8.75         11/15/2013                 1,995
        2,000  Charter Communications Holdings II          10.25          9/15/2010                 1,397
        3,000  Charter Communications Operating LLC (c)     8.00          4/30/2012                 2,325
        3,000  Clear Channel Communications, Inc.           4.25          5/15/2009                 2,640
        3,000  CSC Holdings, Inc.                           7.63          4/01/2011                 2,764
        3,000  LBI Media, Inc. (c)                          8.50          8/01/2017                 1,815
        2,000  Liberty Media Corp.                          5.70          5/15/2013                 1,401
        5,000  Mediacom Broadband, LLC                      8.50         10/15/2015                 3,744
        1,000  Mediacom, LLC                                7.88          2/15/2011                   855
          995  Telesat Canada, Inc. (b)                     5.65          9/01/2014                   765
        4,000  Univision Communications, Inc. (b)           5.75          9/29/2014                 2,200
                                                                                          ---------------
                                                                                                   27,359
                                                                                          ---------------
               CASINOS & GAMING (3.9%)
        3,000  Harrah's Operating Co., Inc.                 5.50          7/01/2010                 1,567
        3,000  Harrah's Operating Co., Inc. (c)            10.75          2/01/2016                   982
        3,990  Harrahs Operating Co. (b)                    6.54          1/28/2015                 2,732
        4,200  Inn of the Mountain Gods                    12.00         11/15/2010                 1,869
        4,000  Jacobs Entertainment, Inc.                   9.75          6/15/2014                 1,820
        2,000  MGM Mirage (b),(d)                           4.19         10/03/2011                 1,328
        1,030  MGM Mirage                                   6.75          9/01/2012                   670

================================================================================
1   |  USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

    PRINCIPAL                                                                                      MARKET
       AMOUNT                                               COUPON                                  VALUE
        (000)  SECURITY                                       RATE        MATURITY                  (000)
 ----------------------------------------------------------------------------------------------------------
$       2,000  MGM Mirage (d),(e)                          13.00%        11/15/2013         $       1,863
        1,000  MGM Mirage                                   6.63          7/15/2015                   594
        3,734  Pokagon Gaming Auth. (c)                    10.38          6/15/2014                 3,417
        2,000  Shingle Springs Tribal Gaming Auth. (c)      9.38          6/15/2015                   910
        3,000  Snoqualmie Entertainment Auth. (c)           6.88 (a)      2/01/2014                 2,107
        1,000  Snoqualmie Entertainment Auth. (c)           9.13          2/01/2015                   605
        2,000  Turning Stone Resort Casino (c)              9.13          9/15/2014                 1,590
                                                                                          ---------------
                                                                                                   22,054
                                                                                          ---------------
               CATALOG RETAIL (0.1%)
        1,500  Harry & David Operations Corp.               9.00          3/01/2013                   728
                                                                                          ---------------
               DISTRIBUTORS (0.5%)
        3,000  KAR Holdings, Inc.                           8.75          5/01/2014                 1,950
          957  KAR Holdings, Inc. (Adesa, Inc.) (b)         6.02         10/18/2013                   628
                                                                                          ---------------
                                                                                                    2,578
                                                                                          ---------------
               HOME FURNISHINGS (0.3%)
          500  Interface, Inc.                             10.38          2/01/2010                   490
        2,000  Simmons Co.                                  7.88          1/15/2014                 1,010
                                                                                          ---------------
                                                                                                    1,500
                                                                                          ---------------
               HOMEBUILDING (0.1%)
        1,000  Centex Corp.                                 4.55         11/01/2010                   785
                                                                                          ---------------
               HOUSEHOLD APPLIANCES (0.3%)
        2,000  Stanley Works Capital Trust I                5.90         12/01/2045                 1,468
                                                                                          ---------------
               HOUSEWARES & SPECIALTIES (0.1%)
          500  Jarden Corp.                                 7.50          5/01/2017                   375
                                                                                          ---------------
               LEISURE FACILITIES (0.8%)
        1,350  Six Flags Operations, Inc. (c)              12.25          7/15/2016                   675
        4,475  Town Sports International Holdings, Inc.,
                    11.00%, 2/01/2009                      10.23 (f)      2/01/2014                 3,781
                                                                                          ---------------
                                                                                                    4,456
                                                                                          ---------------
               LEISURE PRODUCTS (0.1%)
        1,000  Riddell Bell Holdings, Inc.             8.38         10/01/2012                        705
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (0.4%)
        2,500  Cinemark, Inc., 9.75%, 3/15/2009        8.92 (f)      3/15/2014                      2,122
                                                                                          ---------------
               PUBLISHING (1.4%)
        3,000  American Media Operations, Inc. (g),(n)     10.25          5/01/2009                 1,507
          145  American Media Operations, Inc. (n)         10.25          5/01/2009                    73
        3,000  Idearc, Inc.                                 8.00         11/15/2016                   450
        2,000  Network Communications, Inc.                10.75         12/01/2013                 1,115
        2,000  Quebecor Media, Inc.                         7.75          3/15/2016                 1,420
        4,412  R.H. Donnelley, Inc. (c)                    11.75          5/15/2015                 1,787
        4,000  Readers Digest Assn, Inc.                    9.00          2/15/2017                 1,375
                                                                                          ---------------
                                                                                                    7,727
                                                                                          ---------------
               RESTAURANTS (0.3%)
        2,000  Landry's Restaurants, Inc.                   9.50         12/15/2014                 1,780
                                                                                          ---------------
               SPECIALIZED CONSUMER SERVICES (0.4%)
        3,100  Service Corp. International                  7.63         10/01/2018                 2,445
                                                                                          ---------------
               Total Consumer Discretionary                                                        93,229
                                                                                          ---------------

               CONSUMER STAPLES (3.4%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.4%)
        2,000  Southern States Cooperative, Inc. (c)       11.00         11/01/2010                 2,035
                                                                                          ---------------
               DISTILLERS & VINTNERS (0.4%)
        1,000  Constellation Brands, Inc.                   7.25          9/01/2016                   815


================================================================================
                                                 Portfolio of Investments  |   2

================================================================================

    PRINCIPAL                                                                                      MARKET
       AMOUNT                                               COUPON                                  VALUE
        (000)  SECURITY                                       RATE        MATURITY                  (000)
 ----------------------------------------------------------------------------------------------------------
$       2,000  Constellation Brands, Inc.                   7.25%         5/15/2017         $       1,660
                                                                                          ---------------
                                                                                                    2,475
                                                                                          ---------------
               DRUG RETAIL (0.1%)
        1,000  Rite Aid Corp.                               8.63          3/01/2015                   358
        1,000  Rite Aid Corp.                               9.38         12/15/2015                   372
                                                                                          ---------------
                                                                                                      730
                                                                                          ---------------
               FOOD RETAIL (0.5%)
        3,000  ARAMARK Corp. (g)                            8.50          2/01/2015                 2,591
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (0.7%)
        4,815  JohnsonDiversey Holdings Inc.               10.67          5/15/2013                 3,960
                                                                                          ---------------
               PACKAGED FOODS & MEAT (1.0%)
        1,500  Del Monte Corp.                              8.63         12/15/2012                 1,374
          500  Del Monte Corp.                              6.75          2/15/2015                   419
        3,000  Michael Foods, Inc.                          8.00         11/15/2013                 2,640
        6,000  Pilgrim's Pride Corp.  (n)                   8.38          5/01/2017                   750
        1,175  Reddy Ice Holdings, Inc., 10.50%,
                    11/01/2008                              9.19 (f)     11/01/2012                   711
                                                                                          ---------------
                                                                                                    5,894
                                                                                          ---------------
               PERSONAL PRODUCTS (0.3%)
        1,100  Chattem, Inc.                                7.00          3/01/2014                   974
          750  Elizabeth Arden, Inc.                        7.75          1/15/2014                   536
                                                                                          ---------------
                                                                                                    1,510
                                                                                          ---------------
               Total Consumer Staples                                                              19,195
                                                                                          ---------------

               ENERGY (6.2%)
               -------------
               COAL & CONSUMABLE FUELS (0.3%)
        2,000  Peabody Energy Corp.                         7.88         11/01/2026                 1,600
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.7%)
        2,000  Basic Energy Services, Inc.                  7.13          4/15/2016                 1,335
        3,700  Seitel, Inc.                                 9.75          2/15/2014                 2,548
                                                                                          ---------------
                                                                                                    3,883
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (1.8%)
        2,000  Berry Petroleum Co.                          8.25         11/01/2016                 1,360
          500  Calfrac Holdings, LP (c)                     7.75          2/15/2015                   343
        3,000  Chaparral Energy, Inc.                       8.50         12/01/2015                 1,590
        1,000  Cimarex Energy Co.                           7.13          5/01/2017                   805
        2,000  Energy Partners Ltd.                         9.75          4/15/2014                 1,060
        1,500  Helix Energy Solutions Group, Inc.           9.50          1/15/2016                 1,110
          500  Newfield Exploration Co.                     7.13          5/15/2018                   356
        1,000  Plains Exploration & Production Co.          7.75          6/15/2015                   747
        1,000  Plains Exploration & Production Co.          7.63          6/01/2018                   660
          500  Range Resources Corp.                        7.25          5/01/2018                   399
        2,000  Southwestern Energy Co.                      7.63          5/01/2027                 1,980
                                                                                          ---------------
                                                                                                   10,410
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.8%)
        2,133  Amerigas Partners, LP                        7.25          5/20/2015                 1,621
        2,980  MarkWest Energy Partners LP                  8.50          7/15/2016                 2,216
          250  MarkWest Energy Partners LP                  8.75          4/15/2018                   185
        1,000  Tesoro Corp.                                 6.63         11/01/2015                   690
                                                                                          ---------------
                                                                                                    4,712
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (2.6%)
        1,000  El Paso Corp.                                7.25          6/01/2018                   755
        4,000  Enterprise Products Operations, LP (g)       8.38          8/01/2066                 2,974
        2,905  Kinder Morgan Finance Co.                    5.70          1/05/2016                 2,266
        2,000  Sabine Pass LNG, LP                          7.25         11/30/2013                 1,430
        1,000  Targa Resources Partners LP (c)              8.25          7/01/2016                   630
        3,000  Targa Resources, Inc. (g)                    8.50         11/01/2013                 2,085


================================================================================
3   |  USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

    PRINCIPAL                                                                                      MARKET
       AMOUNT                                               COUPON                                  VALUE
        (000)  SECURITY                                       RATE        MATURITY                  (000)
 ----------------------------------------------------------------------------------------------------------
$       2,000  Tennessee Gas Pipeline Co.                   7.00%        10/15/2028         $       1,436
        4,000  TEPPCO Partners, LP (g)                      7.00          6/01/2067                 2,761
                                                                                          ---------------
                                                                                                   14,337
                                                                                          ---------------
               Total Energy                                                                        34,942
                                                                                          ---------------

               FINANCIALS (12.3%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
        1,000  Nuveen Investments, Inc. (c)                10.50         11/15/2015                   295
                                                                                          ---------------
               CONSUMER FINANCE (3.0%)
        2,000  Ford Motor Credit Co. LLC                    7.00         10/01/2013                 1,109
        8,000  Ford Motor Credit Co., LLC                   9.20 (a)      4/15/2009                 6,900
        2,000  Ford Motor Credit Co., LLC                   7.38          2/01/2011                 1,245
        2,000  Ford Motor Credit Co., LLC                  12.00          5/15/2015                 1,290
        2,000  General Motors Acceptance Corp.              5.63          5/15/2009                 1,705
        2,000  General Motors Acceptance Corp.              7.75          1/19/2010                 1,505
        2,000  General Motors Acceptance Corp.              6.88          8/28/2012                 1,095
        4,000  General Motors Acceptance Corp.              6.75         12/01/2014                 2,022
                                                                                          ---------------
                                                                                                   16,871
                                                                                          ---------------
               DIVERSIFIED BANKS (1.0%)
        3,000  Huntington National Bank                     4.38          1/15/2010                 2,752
        2,000  USB Capital IX                               6.19                  -(h)              1,040
        2,000  Wells Fargo Capital XV                       9.75                  -(h)              1,942
                                                                                          ---------------
                                                                                                    5,734
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.8%)
        1,000  Americo Life, Inc. (c)                       7.88          5/01/2013                   997
        2,000  Great-West Life & Annuity Insurance Co.
                    (c)                                     7.15          5/16/2046                 1,359
        1,000  Lincoln National Corp.                       7.00          5/17/2066                   470
        2,000  StanCorp Financial Group, Inc.               6.90          5/29/2067                 1,673
                                                                                          ---------------
                                                                                                    4,499
                                                                                          ---------------
               MULTI-LINE INSURANCE (1.2%)
        3,780  AFC Capital Trust I                          8.21          2/03/2027                 2,494
        1,000  Farmers Exchange Capital (c)                 7.05          7/15/2028                   674
        1,700  Farmers Insurance Exchange (c)               8.63          5/01/2024                 1,496
        2,000  Oil Casualty Insurance Ltd. (c)              8.00          9/15/2034                 1,831
        1,000  Oil Insurance Ltd. (c)                       7.56                  -(h)                507
                                                                                          ---------------
                                                                                                    7,002
                                                                                          ---------------
               MULTI-SECTOR HOLDINGS (1.9%)
        2,000  Leucadia National Corp.                      7.13          3/15/2017                 1,720
        9,775  Leucadia National Corp.                      8.65          1/15/2027                 9,189
                                                                                          ---------------
                                                                                                   10,909
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
        2,000  AgFirst Farm Credit Bank                     6.59                  -(h)              1,178
        1,000  JPMorgan Chase & Co.                         7.90                  -(h)                812
                                                                                          ---------------
                                                                                                    1,990
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (1.6%)
        2,300  Assured Guaranty U.S. Holdings, Inc.         6.40         12/15/2066                   690
        2,000  First American Capital Trust I               8.50          4/15/2012                 1,908
        1,500  Kingsway America, Inc.                       7.50          2/01/2014                   910
        2,000  Liberty Mutual Group, Inc. (c)               7.00          3/15/2037                 1,079
        2,500  MBIA Insurance Co. (c)                      14.00          1/15/2033                 1,351
        2,000  Syncora Holdings Ltd.                        6.88                  -(h)                 40
        3,000  XL Capital Ltd.                              6.50                  -(h)                841
        2,000  Zenith National Insurance Capital Trust
                    (c),(g)                                 8.55          8/01/2028                 1,905
                                                                                          ---------------
                                                                                                    8,724
                                                                                          ---------------
               REGIONAL BANKS (0.8%)
        3,500  CBG Florida REIT Corp. (c),(g)               7.11                  -(h)                716


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                                                 Portfolio of Investments  |   4

================================================================================

    PRINCIPAL                                                                                      MARKET
       AMOUNT                                               COUPON                                  VALUE
        (000)  SECURITY                                       RATE        MATURITY                  (000)
 ----------------------------------------------------------------------------------------------------------
$       2,500  Huntington Capital III                       6.65%         5/15/2037         $       1,014
        1,500  National City Preferred Capital Trust I     12.00                  -(h)              1,369
        2,000  Webster Capital Trust IV                     7.65          6/15/2037                   601
        1,000  Zions Bancorp                                5.50         11/16/2015                   670
                                                                                          ---------------
                                                                                                    4,370
                                                                                          ---------------
               REITS - OFFICE (0.6%)
        2,000  Reckson Operating Partnership,  LP           7.75          3/15/2009                 1,977
        2,055  Reckson Operating Partnership,  LP           6.00          3/31/2016                 1,587
                                                                                          ---------------
                                                                                                    3,564
                                                                                          ---------------
               REITS - RETAIL (0.3%)
        2,000  Rouse Co.                                    8.00          4/30/2009                   930
        3,000  Rouse Co. LP (c)                             6.75          5/01/2013                 1,035
                                                                                          ---------------
                                                                                                    1,965
                                                                                          ---------------
               REITS - SPECIALIZED (0.3%)
        2,000  Host Hotels & Resorts, LP                    6.75          6/01/2016                 1,433
                                                                                          ---------------
               SPECIALIZED FINANCE (0.2%)
        1,000  Financial Security Assurance Holdings
                    Ltd. (c)                                6.40         12/15/2066                   300
        1,000  Petroplus Finance Ltd. (c)                   7.00          5/01/2017                   715
                                                                                          ---------------
                                                                                                    1,015
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.1%)
        1,000  Washington Mutual Bank                       5.55          6/16/2010                   305
        2,000  Washington Mutual Preferred Funding Trust
                    IV (c), (n)                             9.75                  -(h)                 13
                                                                                          ---------------
                                                                                                      318
                                                                                          ---------------
               Total Financials                                                                    68,689
                                                                                          ---------------

               HEALTH CARE (6.1%)
               ------------------
               HEALTH CARE EQUIPMENT (0.5%)
          500  Accellent, Inc.                             10.50         12/01/2013                   373
        1,000  Biomet, Inc. (b),(d)                         5.15          3/25/2015                   868
        2,500  Universal Hospital Services, Inc.            6.30 (a)      6/01/2015                 1,725
                                                                                          ---------------
                                                                                                    2,966
                                                                                          ---------------
               HEALTH CARE FACILITIES (3.6%)
        3,938  Community Health Systems, Inc. (b),(d)       7.57          7/24/2014                 3,202
        5,000  HCA, Inc. (b),(d)                            6.67         11/18/2013                 4,152
        4,000  HCA, Inc.                                    9.63         11/15/2016                 3,240
        1,000  HealthSouth Corp. (b),(d)                    6.04          3/10/2013                   837
        2,000  HealthSouth Corp.                           10.75          6/15/2016                 1,810
        2,000  IASIS Healthcare, LLC                        8.75          6/15/2014                 1,580
        3,000  Select Medical Corp.                         7.63          2/01/2015                 1,920
          250  Sun Healthcare Group, Inc.                   9.13          4/15/2015                   218
        2,000  Tenet Healthcare Corp.                       6.38         12/01/2011                 1,720
        2,000  Tenet Healthcare Corp.                       6.50          6/01/2012                 1,650
                                                                                          ---------------
                                                                                                   20,329
                                                                                          ---------------
               HEALTH CARE SERVICES (1.3%)
        2,000  Alliance Imaging, Inc.                       7.25         12/15/2012                 1,730
        2,250  AMR Holdco, Inc.                            10.00          2/15/2015                 2,149
          500  Omnicare, Inc.                               6.88         12/15/2015                   395
        2,000  Psychiatric Solutions, Inc.                  7.75          7/15/2015                 1,665
        2,000  US Oncology, Inc.                           10.75          8/15/2014                 1,550
                                                                                          ---------------
                                                                                                    7,489
                                                                                          ---------------
               HEALTH CARE SUPPLIES (0.2%)
          250  Bausch & Lomb, Inc. (c)                      9.88         11/01/2015                   199
        1,000  DJO Finance LLC                             10.88         11/15/2014                   805
                                                                                          ---------------
                                                                                                    1,004
                                                                                          ---------------


================================================================================
5   |  USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

    PRINCIPAL                                                                                      MARKET
       AMOUNT                                               COUPON                                  VALUE
        (000)  SECURITY                                       RATE        MATURITY                  (000)
 ----------------------------------------------------------------------------------------------------------
               PHARMACEUTICALS (0.5%)
$       2,761  Warner Chilcott Corp.                        8.75%         2/01/2015         $       2,471
                                                                                          ---------------
               Total Health Care                                                                   34,259
                                                                                          ---------------

               INDUSTRIALS (6.8%)
               ------------------
               AEROSPACE & DEFENSE (0.8%)
        1,000  BE Aerospace, Inc.                           8.50          7/01/2018                   870
        3,000  DRS Technologies, Inc.                       6.88         11/01/2013                 2,981
        1,000  Moog, Inc. (c)                               7.25          6/15/2018                   805
                                                                                          ---------------
                                                                                                    4,656
                                                                                          ---------------
               AIR FREIGHT & LOGISTICS (0.4%)
        4,000  Park Ohio Industries, Inc.                   8.38         11/15/2014                 2,360
                                                                                          ---------------
               AIRLINES (0.9%)
        1,321  America West Airlines, Inc.                  6.87          1/02/2017                 1,086
          598  America West Airlines, Inc.                  7.12          1/02/2017                   445
        2,000  American Airlines, Inc.                      6.82          5/23/2011                 1,360
          364  Continental Airlines, Inc.                   8.50          5/01/2011                   322
          419  Continental Airlines, Inc.                   7.03          6/15/2011                   337
        2,000  Continental Airlines, Inc.                   8.75         12/01/2011                 1,350
                                                                                          ---------------
                                                                                                    4,900
                                                                                          ---------------
               BUILDING PRODUCTS (0.9%)
        2,000  Building Materials Corp. of America          7.75          8/01/2014                 1,370
        2,000  Esco Corp. (c)                               6.69 (a)     12/15/2013                 1,600
          250  Esco Corp. (c)                               8.63         12/15/2013                   213
        2,500  Nortek, Inc.                                 8.50          9/01/2014                   862
          500  Ply Gem Industries, Inc.                    11.75          6/15/2013                   332
        1,000  USG Corp.                                    6.30         11/15/2016                   605
                                                                                          ---------------
                                                                                                    4,982
                                                                                          ---------------
               COMMERCIAL PRINTING (0.7%)
        3,000  Deluxe Corp.                                 5.00         12/15/2012                 2,025
        2,000  Harland Clarke Holdings Corp.                7.55 (a)      5/15/2015                   880
        2,000  Harland Clarke Holdings Corp.                9.50          5/15/2015                   975
                                                                                          ---------------
                                                                                                    3,880
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
        2,000  Manitowoc Co., Inc. (b),(d)                  7.08          4/14/2014                 1,584
        1,000  Terex Corp.                                  7.38          1/15/2014                   785
                                                                                          ---------------
                                                                                                    2,369
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
        1,500  Baldor Electric Co.                          8.63          2/15/2017                 1,162
          500  General Cable Corp.                          7.13          4/01/2017                   333
        2,000  RBS Global, Inc.                             9.50          8/01/2014                 1,395
           69  UCAR Finance, Inc.                          10.25          2/15/2012                    71
                                                                                          ---------------
                                                                                                    2,961
                                                                                          ---------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.5%)
        1,000  Allied Waste North America, Inc.             7.25          3/15/2015                   885
        2,000  Allied Waste North America, Inc.             6.88          6/01/2017                 1,750
                                                                                          ---------------
                                                                                                    2,635
                                                                                          ---------------
               HIGHWAYS & RAILTRACKS (0.3%)
        2,100  American Railcar Industries, Inc.            7.50          3/01/2014                 1,649
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.1%)
          500  Mueller Water Products, Inc.                 7.38          6/01/2017                   328
                                                                                          ---------------
               OFFICE SERVICES & SUPPLIES (0.2%)
        1,500  West Corp. (b),(d)                           6.18         10/24/2013                   977


================================================================================
                                                 Portfolio of Investments  |   6

================================================================================

    PRINCIPAL                                                                                      MARKET
       AMOUNT                                               COUPON                                  VALUE
        (000)  SECURITY                                       RATE        MATURITY                  (000)
 ----------------------------------------------------------------------------------------------------------
$         500  West Corp.                                   9.50%        10/15/2014         $         275
                                                                                          ---------------
                                                                                                    1,252
                                                                                          ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.7%)
        2,000  RSC Equipment Rental Corp.                   9.50         12/01/2014                 1,220
        4,000  United Rentals North America, Inc. (g)       6.50          2/15/2012                 2,820
                                                                                          ---------------
                                                                                                    4,040
                                                                                          ---------------
               TRUCKING (0.4%)
        2,000  Avis Budget Car Rental, LLC                  7.63          5/15/2014                   730
        2,000  Hertz Corp. (b),(d)                          5.26         12/21/2012                 1,460
                                                                                          ---------------
                                                                                                    2,190
                                                                                          ---------------
               Total Industrials                                                                   38,202
                                                                                          ---------------

               INFORMATION TECHNOLOGY (1.8%)
               -----------------------------
               DATA PROCESSING & OUTSOURCED SERVICES (1.4%)
        2,000  First Data Corp.                             9.88          9/24/2015                 1,290
        1,000  Iron Mountain, Inc.                          7.75          1/15/2015                   865
        1,000  Lender Processing Services, Inc.             8.13          7/01/2016                   860
        7,000  SunGard Data Systems, Inc.                  10.25          8/15/2015                 4,935
                                                                                          ---------------
                                                                                                    7,950
                                                                                          ---------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
        1,750  Itron, Inc.                                  7.75          5/15/2012                 1,531
                                                                                          ---------------
               SEMICONDUCTORS (0.1%)
        1,000  Freescale Semiconductor, Inc.                8.88         12/15/2014                   448
                                                                                          ---------------
               Total Information Technology                                                         9,929
                                                                                          ---------------

               MATERIALS (3.6%)
               ----------------
               COMMODITY CHEMICALS (0.2%)
        2,000  Arco Chemical Co.                            9.80          2/01/2020                  930
                                                                                          ---------------
               CONSTRUCTION MATERIALS (0.1%)
        1,000  Panolam Industries International, Inc.      10.75         10/01/2013                   595
                                                                                          ---------------
               DIVERSIFIED CHEMICALS (0.4%)
        2,500  Huntsman International, LLC                  7.38          1/01/2015                 2,188
                                                                                          ---------------
               METAL & GLASS CONTAINERS (0.5%)
        1,500  Crown Americas, LLC                          7.75         11/15/2015                 1,311
        2,000  Graham Packaging Co., LP                     8.50         10/15/2012                 1,460
          500  Pliant Corp.                                11.13          9/01/2009                   226
                                                                                          ---------------
                                                                                                    2,997
                                                                                          ---------------
               PAPER PACKAGING (0.9%)
          250  Graphic Packaging Corp.                      8.63          2/15/2012                   240
        3,000  Graphic Packaging International, Inc.        9.50          8/15/2013                 2,100
        5,000  Jefferson Smurfit Corp.                      8.25         10/01/2012                 2,575
                                                                                          ---------------
                                                                                                    4,915
                                                                                          ---------------
               PAPER PRODUCTS (0.5%)
          597  Boise Cascade, LLC                           7.13         10/15/2014                   340
        2,000  International Paper Co.                      7.40          6/15/2014                 1,682
        1,000  NewPage Corp.                               10.00          5/01/2012                   674
                                                                                          ---------------
                                                                                                    2,696
                                                                                          ---------------
               SPECIALTY CHEMICALS (0.6%)
        2,000  Momentive Performance Materials, Inc.        9.75         12/01/2014                 1,120
        1,000  Nalco Co.                                    8.88         11/15/2013                   865
        2,000  Rockwood Specialties Group, Inc.             7.50         11/15/2014                 1,650
                                                                                          ---------------
                                                                                                    3,635
                                                                                          ---------------

================================================================================
7   |  USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

    PRINCIPAL                                                                                      MARKET
       AMOUNT                                               COUPON                                  VALUE
        (000)  SECURITY                                       RATE        MATURITY                  (000)
 ----------------------------------------------------------------------------------------------------------
               Steel (0.4%)
$       1,500  AK Steel Holding Corp.                       7.75%         6/15/2012         $       1,223
        1,250  Metals USA, Inc.                            11.13         12/01/2015                   881
                                                                                          ---------------
                                                                                                    2,104
                                                                                          ---------------
               Total Materials                                                                     20,060
                                                                                          ---------------

               MUNICIPAL BONDS (0.6%)
               ----------------------
               BUILDINGS (0.5%)
        4,030  Mobile Services Group, Inc.                  9.75          8/01/2014                 3,063
                                                                                          ---------------
               MISCELLANEOUS (0.1%)
          600  Mac-Gray Corp.                               7.63          8/15/2015                   550
                                                                                          ---------------
               Total Municipal Bonds                                                                3,613
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (4.8%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (3.3%)
        4,000  Citizens Communications Co. (g)              6.25          1/15/2013                 3,330
        1,000  Fairpoint Communications, Inc. (b),(d)       6.51          3/08/2015                   715
        2,000  Hawaiian Telcom Communications, Inc.
                    (b),(d)                                 4.15          6/01/2014                 1,013
        2,000  Hawaiian Telcom Communications, Inc. (n)    12.50          5/01/2015                    70
        7,000  Qwest Communications International, Inc.     7.25          2/15/2011                 5,687
        5,000  Qwest Communications International, Inc.     7.50          2/15/2014                 3,475
        3,000  Sprint Capital Corp.                         7.63          1/30/2011                 2,491
        2,000  Windstream Corp.                             8.13          8/01/2013                 1,650
                                                                                          ---------------
                                                                                                   18,431
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (1.5%)
        1,980  Alltel Communications, Inc. (b)              5.00          5/15/2015                 1,892
        2,000  Alltel Corp.                                 7.00          7/01/2012                 1,770
        2,000  Cricket Communications, Inc. (b),(d)         7.33          6/16/2013                 1,701
        2,000  MetroPCS Communications, Inc. (b),(d)        4.40          2/20/2014                 1,645
        2,000  Sprint Capital Corp.                         8.38          3/15/2012                 1,611
                                                                                          ---------------
                                                                                                    8,619
                                                                                          ---------------
               Total Telecommunication Services                                                    27,050
                                                                                          ---------------

               UTILITIES (7.8%)
               ----------------
               ELECTRIC UTILITIES (3.6%)
          756  FPL Energy National Wind Portfolio, LLC
                    (c)                                     6.13          3/25/2019                   726
          617  FPL Energy Wind Funding, LLC (c)             6.88          6/27/2017                   611
        2,000  FPL Group Capital, Inc.                      7.30          9/01/2067                 1,302
        1,000  Illinois Power Co. (c)                       9.75         11/15/2018                 1,003
        4,000  PPL Capital Funding, Inc.                    6.70          3/30/2067                 2,323
        2,000  Public Service Co. of New Mexico             7.95          5/15/2018                 1,634
        3,000  Reliant Energy, Inc.                         7.63          6/15/2014                 2,310
        2,000  Reliant Energy, Inc.                         7.88          6/15/2017                 1,540
          697  Sierra Pacific Resources                     8.63          3/15/2014                   641
          988  Texas Competitive Electric Holding Co.,
                    LLC (b)                                 4.97         10/10/2014                   778
        1,985  Texas Competitive Electric Holding Co.,
                    LLC (b)                                 6.30         10/10/2014                 1,563
        7,000  Texas Competitive Electric Holding Co.,
                    LLC (c),(g)                            10.25         11/01/2015                 5,442
                                                                                          ---------------
                                                                                                   19,873
                                                                                          ---------------
               GAS UTILITIES (0.4%)
        3,000  Enbridge Energy Partners, LP                 8.05         10/01/2037                 1,835
          500  Southern Star Central Corp.                  6.75          3/01/2016                   435
                                                                                          ---------------
                                                                                                    2,270
                                                                                          ---------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (2.3%)
        3,000  AES Corp.                                    7.75          3/01/2014                 2,430
        3,000  AES Corp. (c)                                8.00          6/01/2020                 2,227
        2,000  Dynegy Holdings, Inc.                        8.38          5/01/2016                 1,485

================================================================================
                                                 Portfolio of Investments  |   8

================================================================================

    PRINCIPAL                                                                                      MARKET
       AMOUNT                                               COUPON                                  VALUE
        (000)  SECURITY                                       RATE        MATURITY                  (000)
 ----------------------------------------------------------------------------------------------------------
$       1,500  IPALCO Enterprises, Inc. (c)                 7.25%         4/01/2016         $       1,253
        2,000  Mirant Corp.                                 8.30          5/01/2011                 1,843
        1,000  NRG Energy, Inc.                             7.38          2/01/2016                   870
        3,000  NRG Energy, Inc.                             7.38          1/15/2017                 2,602
                                                                                          ---------------
                                                                                                   12,710
                                                                                          ---------------
               MULTI-UTILITIES (1.5%)
        1,410  AVA Capital Trust III                        6.50          4/01/2034                 1,368
        3,000  PNM Resources, Inc.                          9.25          5/15/2015                 2,475
        4,000  Puget Sound Energy, Inc.                     6.97          6/01/2067                 3,360
        1,419  Tenaska Oklahoma, LP (c)                     6.53         12/30/2014                 1,423
                                                                                          ---------------
                                                                                                    8,626
                                                                                          ---------------
               Total Utilities                                                                     43,479
                                                                                          ---------------
               Total Corporate Obligations (cost: $554,739)                                       392,647
                                                                                          ---------------

               EURODOLLAR AND YANKEE OBLIGATIONS (10.6%)

               CONSUMER DISCRETIONARY (0.6%)
               -----------------------------
               BROADCASTING (0.6%)
        5,000  NTL Cable plc                                8.75          4/15/2014                 3,500
                                                                                          ---------------

               ENERGY (0.5%)
               -------------
               OIL & GAS DRILLING (0.1%)
          556  Delek & Avner-Yam Tethys Ltd. (c)            5.33          8/01/2013                   562
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.4%)
        3,000  Compton Petroleum Finance Corp.              7.63         12/01/2013                 2,160
                                                                                          ---------------
               Total Energy                                                                         2,722
                                                                                          ---------------

               FINANCIALS (4.2%)
               -----------------
               DIVERSIFIED BANKS (0.8%)
        1,415  MUFG Capital Finance 1 Ltd.                  6.35                  -(h)                992
        2,000  Standard Chartered plc (c)                   6.41                  -(h)              1,059
        1,000  Sumitomo Mitsui Financial Group (c)          6.08                  -(h)                692
        2,000  UFJ Finance Aruba AEC                        8.75                  -(h)              1,997
                                                                                          ---------------
                                                                                                    4,740
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.4%)
        4,000  AXA S.A. (c)                                 6.46                  -(h)              2,199
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
        2,000  ZFS Finance USA Trust II (c)                 6.45         12/15/2065                 1,240
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.3%)
        1,000  Allied World Assurance Holdings Ltd.         7.50          8/01/2016                   824
        3,000  Catlin Insurance Co. Ltd. (c)                7.25                  -(h)                744
                                                                                          ---------------
                                                                                                    1,568
                                                                                          ---------------
               REGIONAL BANKS (0.0%)
        2,000  Glitnir Banki hf (c), (i)                    4.75         10/15/2010                    60
        1,000  Kaupthing Bank hf (c), (n)                   5.75         10/04/2011                    45
                                                                                          ---------------
                                                                                                      105
                                                                                          ---------------
               REINSURANCE (2.5%)
        4,000  Max USA Holdings Ltd. (c),(g)                7.20          4/14/2017                 3,380
        1,650  Montpelier Re Holdings Ltd.                  6.13          8/15/2013                 1,632
        2,000  Platinum Underwriters Finance, Inc.          7.50          6/01/2017                 1,885
        9,848  PXRE Capital Trust I                         8.85          2/01/2027                 6,906
                                                                                          ---------------
                                                                                                   13,803
                                                                                          ---------------
               Total Financials                                                                    23,655
                                                                                          ---------------


================================================================================
9   |  USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

    PRINCIPAL                                                                                      MARKET
       AMOUNT                                               COUPON                                  VALUE
        (000)  SECURITY                                       RATE        MATURITY                  (000)
 ----------------------------------------------------------------------------------------------------------
               INDUSTRIALS (2.4%)
               ------------------
               COMMERCIAL PRINTING (0.2%)
$       1,000  Quebecor World Capital Corp. (i)             4.88%        11/15/2008         $         360
        3,000  Quebecor World Capital Corp. (i)             6.13         11/15/2013                   563
                                                                                          ---------------
                                                                                                      923
                                                                                          ---------------
               MARINE (0.8%)
        3,550  Navios Maritime Holdings, Inc.               9.50         12/15/2014                 3,363
        1,000  Stena AB                                     7.00         12/01/2016                   936
                                                                                          ---------------
                                                                                                    4,299
                                                                                          ---------------
               RAILROADS (1.4%)
        8,000  Kansas City Southern de Mexico, S.A. de
                    C.V. (g)                                9.38          5/01/2012                 6,800
        1,500  Kansas City Southern de Mexico, S.A. de
                    C.V.                                    7.38          6/01/2014                 1,342
                                                                                          ---------------
                                                                                                    8,142
                                                                                          ---------------
               Total Industrials                                                                   13,364
                                                                                          ---------------

               INFORMATION TECHNOLOGY (0.3%)
               -----------------------------
               COMMUNICATIONS EQUIPMENT (0.1%)
          500  Nortel Networks Ltd. (c)                    10.75          7/15/2016                   274
                                                                                          ---------------
               SEMICONDUCTORS (0.2%)
        1,750  New Asat Finance Ltd.                        9.25          2/01/2011                   831
        1,000  NXP B.V./NXP Funding, LLC                    7.88         10/15/2014                   505
                                                                                          ---------------
                                                                                                    1,336
                                                                                          ---------------
               Total Information Technology                                                         1,610
                                                                                          ---------------

               MATERIALS (1.9%)
               ----------------
               ALUMINUM (0.1%)
        1,000  Novelis, Inc.                                7.25          2/15/2015                   695
                                                                                          ---------------
               DIVERSIFIED CHEMICALS (0.3%)
        5,000  INEOS Group Holdings plc (c)                 8.50          2/15/2016                 1,825
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (0.2%)
        1,000  Glencore Funding, LLC (c)                    6.00          4/15/2014                   947
                                                                                          ---------------
               FOREST PRODUCTS (0.1%)
          637  Ainsworth Lumber Co. Ltd. (c)               11.00          7/29/2015                   354
                                                                                          ---------------
               PAPER PACKAGING (0.4%)
        3,000  JSG Funding plc                              7.75          4/01/2015                2,220
                                                                                          ---------------
               PAPER PRODUCTS (0.6%)
        3,000  Abitibi-Consolidated Co. of Canada           6.00          6/20/2013                   675
        2,098  Cascades, Inc.                               7.25          2/15/2013                 1,175
        2,000  Domtar Corp.                                 5.38         12/01/2013                 1,652
                                                                                          ---------------
                                                                                                    3,502
                                                                                          ---------------
               SPECIALTY CHEMICALS (0.2%)
        3,000  Nell AF S.a.r.l. (c)                         8.38          8/15/2015                 1,069
                                                                                          ---------------
               Total Materials                                                                     10,612
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (0.7%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.7%)
        2,000  Intelsat Bermuda Ltd.                       11.25          6/15/2016                 1,730


================================================================================
                                                Portfolio of Investments  |   10

================================================================================

    PRINCIPAL                                                                                      MARKET
       AMOUNT                                               COUPON                                  VALUE
        (000)  SECURITY                                       RATE        MATURITY                  (000)
 ----------------------------------------------------------------------------------------------------------
$       3,000  Intelsat Jackson Holdings, Ltd. (b),(d)      2.15%         2/01/2014         $       2,325
                                                                                          ---------------
               Total Telecommunication Services                                                     4,055
                                                                                          ---------------
               Total Eurodollar and Yankee Obligations (cost: $90,622)                             59,518
                                                                                          ---------------

               ASSET-BACKED SECURITIES (8.2%)

               FINANCIALS (7.3%)
               -----------------
               ASSET-BACKED FINANCING (7.3%)
          320  Airport Airplanes                            2.86 (a)      3/15/2019                   272
        5,000  AmeriCredit Automobile Receivables Trust     6.96 (a)     10/14/2014                 4,338
        2,000  Banc of America Securities Auto Trust        5.51          2/19/2013                 1,734
        3,000  Bank of America Credit Card Trust            4.85 (a)      6/15/2014                 2,215
        3,000  Bank One Issuance Trust                      4.77          2/16/2016                 2,082
        5,000  Capital One Auto Finance Trust (g)           4.59 (a)      5/15/2013                 3,884
        4,000  Citibank Credit Card Issuance Trust          6.30          6/20/2014                 3,176
        5,000  CPS Auto Receivables Trust (INS)             6.48          7/15/2013                 4,521
        1,175  Credit Acceptance Auto Dealer Loan Trust     6.16          4/15/2013                 1,176
        3,778  GE Capital Credit Card Master Note Trust     4.80 (a)      9/15/2012                 3,514
        3,000  Hertz Vehicle Financing, LLC (c)             5.01          2/25/2011                 2,821
        1,000  Hertz Vehicle Financing, LLC (c)             5.08         11/25/2011                   891
        1,000  Hertz Vehicle Financing, LLC (c)             5.08         11/25/2011                   926
        5,000  Rental Car Finance Corp. (c)                 3.40 (a)      7/25/2013                 4,016
        3,214  USXL Funding, LLC (INS)(c)                   5.38 (a)      4/15/2014                 2,932
         3,040 WFS Financial Owner Trust                    4.76          5/17/2013                 2,251
                                                                                          ---------------
                                                                                                   40,749
                                                                                          ---------------
               Total Financials                                                                    40,749
                                                                                          ---------------

               INDUSTRIALS (0.9%)
               ------------------
               AIRLINES (0.9%)
        4,652  United Airlines, Inc. (g)                    8.03          7/01/2011                 5,094
                                                                                          ---------------
               Total Asset-Backed Securities (cost: $47,910)                                       45,843
                                                                                          ---------------

               COMMERCIAL MORTGAGE SECURITIES (0.3%)

               FINANCIALS (0.3%)
               -----------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (0.3%)
        1,943  Banc of America Commercial Mortgage, Inc.
                    (c)                                     5.94 (a)      9/10/2047                 1,621
                                                                                          ---------------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
        1,975  Credit Suisse First Boston Corp.,
                    acquired 6/13/2003; cost $96(j)         0.97 (a)      5/17/2040                    88
                                                                                          ---------------
               Total Financials                                                                     1,709
                                                                                          ---------------
               Total Commercial Mortgage Securities (cost: $1,959)                                  1,709
                                                                                          ---------------

               U.S. GOVERNMENT AGENCY ISSUES (3.5%)

               MORTGAGE-BACKED PASS-THROUGH SECURITIES (3.5%)
       20,000  Fannie Mae (d),(k) (cost:  $19,944)          5.50          1/01/2039                19,481
                                                                                          ---------------

               MUNICIPAL BONDS (1.0%)

               CASINOS & GAMING (0.7%)
        4,395  Seneca Nation of Indians Capital
                    Improvements Auth.                      6.75         12/01/2013                 4,141
                                                                                          ---------------


================================================================================
11   |  USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

    PRINCIPAL                                                                                      MARKET
       AMOUNT                                               COUPON                                  VALUE
        (000)  SECURITY                                       RATE        MATURITY                  (000)
 ----------------------------------------------------------------------------------------------------------
               SPECIAL ASSESSMENT/TAX/FEE (0.3%)

$       1,870  Erie County Tobacco Asset Securitization
                    Corp.                                   6.00%         6/01/2028         $       1,540
                                                                                          ---------------
               Total Municipal Bonds (cost: $6,203)                                                 5,681
                                                                                          ---------------

       NUMBER
    OF SHARES
 ----------------------------------------------------------------------------------------------------------


               EQUITY SECURITIES (4.4%)

               COMMON STOCKS (1.4%)

               CONSUMER DISCRETIONARY (0.3%)
               -----------------------------
               AUTO PARTS & EQUIPMENT (0.1%)
       45,817  Federal-Mogul Corp. "A"  *                                                             329
                                                                                          ---------------
               BROADCASTING (0.1%)
       45,000  Charter Communications, Inc. "A"  *                                                     20
       30,000  Sinclair Broadcast Group, Inc. "A"                                                      97
       20,000  Time Warner Cable, Inc. "A"  *                                                         391
                                                                                          ---------------
                                                                                                      508
                                                                                          ---------------
               CABLE & SATELLITE (0.1%)
       50,000  Comcast Corp. "A"                                                                      788
                                                                                          ---------------
               Total Consumer Discretionary                                                         1,625
                                                                                          ---------------

               CONSUMER STAPLES (0.0%)
               -----------------------
               PACKAGED FOODS & MEAT (0.0%)
       20,000  Reddy Ice Holdings, Inc.                                                                53
                                                                                          ---------------

               ENERGY (0.1%)
               -------------
               OIL & GAS REFINING & MARKETING (0.1%)
       15,000  Valero Energy Corp.                                                                    309
                                                                                          ---------------

               FINANCIALS (0.3%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
       20,000  American Capital Strategies Ltd.                                                       281
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.0%)
       15,000  American International Group, Inc.                                                      29
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
       30,000  Bank of America Corp.                                                                  725
       10,000  Citigroup, Inc.                                                                        137
                                                                                          ---------------
                                                                                                      862
                                                                                          ---------------
               REGIONAL BANKS (0.0%)
        5,000  City National Corp.                                                                    268
                                                                                          ---------------
               REITS - OFFICE (0.0%)
       10,000  Maguire Properties, Inc.                                                                35
                                                                                          ---------------
               REITS - SPECIALIZED (0.1%)
       10,000  Entertainment Properties Trust                                                         374
       10,000  Strategic Hotel Capital, Inc.                                                           50

================================================================================
                                                Portfolio of Investments  |   12

================================================================================

    PRINCIPAL                                                                                      MARKET
       AMOUNT                                                                                       VALUE
        (000)  SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
       10,000  Sunstone Hotel Investors, Inc.                                             $            65
                                                                                          ---------------
                                                                                                      489
                                                                                          ---------------
               Total Financials                                                                     1,964
                                                                                          ---------------

               HEALTH CARE (0.2%)
               ------------------
               HEALTH CARE FACILITIES (0.1%)
       20,000  Community Health Systems, Inc.  *                                                      410
                                                                                          ---------------
               PHARMACEUTICALS (0.1%)
       10,000  Merck & Co., Inc.                                                                      310
       30,000  Pfizer, Inc.                                                                           531
                                                                                          ---------------
                                                                                                      841
                                                                                          ---------------
               Total Health Care                                                                    1,251
                                                                                          ---------------

               INDUSTRIALS (0.0%)
               ------------------
               BUILDING PRODUCTS (0.0%)
       20,000  Masco Corp.                                                                            203
                                                                                          ---------------

               MATERIALS (0.1%)
               ----------------
               FOREST PRODUCTS (0.1%)
      195,497  Ainsworth Lumber Co. Ltd.  *                                                           292
                                                                                          ---------------
               STEEL (0.0%)
       20,000  Worthington Industries, Inc.                                                           241
                                                                                          ---------------
               Total Materials                                                                        533
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (0.3%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
       70,000  Frontier Communications Corp.                                                          533
       30,000  Iowa Telecommunication Services, Inc.                                                  453
       60,000  Windstream Corp.                                                                       451
                                                                                          ---------------
               Total Telecommunication Services                                                     1,437
                                                                                          ---------------

               UTILITIES (0.1%)
               ----------------
               ELECTRIC UTILITIES (0.1%)
       10,000  Progress Energy, Inc.                                                                  394
                                                                                          ---------------
               Total Common Stocks (cost: $17,057)                                                  7,769
                                                                                          ---------------

    PRINCIPAL
    AMOUNT
    $(000)/
    SHARES
 ----------------------------------------------------------------------------------------------------------

               PREFERRED SECURITIES (3.0%)

               CONSUMER STAPLES (0.5%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.5%)
       50,000  Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual
               (c)                                                                                  2,581
                                                                                          ---------------

               FINANCIALS (2.0%)
               -----------------
               LIFE & HEALTH INSURANCE (0.2%)
      120,000  Delphi Financial Group, Inc., 7.38%, 5/01/2067                                       1,200
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.6%)
       20,000  Axis Capital Holdings Ltd., 7.50%, perpetual                                         1,660


================================================================================
13   |  USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

    PRINCIPAL                                                                                      MARKET
       AMOUNT                                               COUPON                                  VALUE
        (000)  SECURITY                                       RATE        MATURITY                  (000)
 ----------------------------------------------------------------------------------------------------------
       $3,000  White Mountains Re Group, 7.51%, perpetual  (c),(e)                        $         1,873
                                                                                          ---------------
                                                                                                    3,533
                                                                                          ---------------
               REINSURANCE (0.5%)
        3,000  Ram Holdings Ltd., 7.50%, non-cumulative, perpetual                                  1,894
       $2,000  Swiss Re Capital I LP, 6.85%, perpetual  (c)                                         1,097
                                                                                          ---------------
                                                                                                    2,991
                                                                                          ---------------
               REITS - OFFICE (0.1%)
       20,000  Maguire Properties, Inc., Series A, 7.63% cumulative redeemable,
               perpetual                                                                              116
       20,000  Parkway Properties, Inc., Series D, 8.00%, cumulative redeemable,
               perpetual                                                                              380
       20,000  SL Green Realty Corp., Series C, 7.63%, perpetual                                      258
                                                                                          ---------------
                                                                                                      754
                                                                                          ---------------
               REITS - RETAIL (0.1%)
       20,000  Tanger Factory Outlet Centers, Inc., Class C, 7.50%, perpetual                         399
                                                                                          ---------------
               REITS - SPECIALIZED (0.2%)
       70,000  Felcor Lodging Trust, Inc., Series C, 8.00%, perpetual                                 482
       40,000  Strategic Hotels & Resorts, Inc., Series C, 8.25%, cumulative redeemable,
               perpetual                                                                              291
       20,000  Sunstone Hotel Investors, Inc., Series A, 8.00%, perpetual                             201
                                                                                          ---------------
                                                                                                      974
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.3%)
       55,000  Countrywide Capital V, 7.00%, cumulative redeemable, perpetual                         921
       80,000  IndyMac Bank, F.S.B., 8.50%  (c)                                                         1
       40,000  Sovereign Capital Trust V, 7.75%, Capital Securities, perpetual                        643
                                                                                          ---------------
                                                                                                    1,565
                                                                                          ---------------
               Total Financials                                                                    11,416
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (0.5%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.5%)
        2,000  Centaur Funding Corp., 9.08%  (c)                                                    1,690
       30,000  Crown Castle International Corp., 6.25%, cumulative redeemable, perpetual
                      (l)                                                                           1,123
                                                                                          ---------------
                                                                                                    2,813
                                                                                          ---------------
               Total Telecommunication Services                                                     2,813
                                                                                          ---------------

               U.S. GOVERNMENT (0.0%)
               ----------------------
       15,000  Fannie Mae, 8.25%, perpetual                                                            33
                                                                                          ---------------
               Total Preferred Securities (cost: $30,870)                                          16,843
                                                                                          ---------------

       NUMBER
    OF SHARES
 ----------------------------------------------------------------------------------------------------------

               WARRANTS (0.0%)

               CONSUMER DISCRETIONARY (0.0%)
               -----------------------------
               BROADCASTING (0.0%)
          250  Ono Finance plc , acquired 7/16/2001; cost $0*(c),(e),(j)                               --
                                                                                          ---------------

               INFORMATION TECHNOLOGY (0.0%)
               -----------------------------
               SEMICONDUCTORS (0.0%)
            1  New Asat Finance Ltd. , acquired 12/03/2007; cost $0*(c),(e),(j)                        --
                                                                                          ---------------
               Total Warrants (cost: $0)                                                               --
                                                                                          ---------------
               Total Equity
               Securities
               (cost: $47,927)                                                                     24,612
                                                                                          ---------------

================================================================================
                                                Portfolio of Investments  |   14

================================================================================

    PRINCIPAL                                                                                      MARKET
       AMOUNT                                                                                       VALUE
        (000)  SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               MONEY MARKET INSTRUMENTS (6.1%)

               COMMERCIAL PAPER (2.6%)

               MATERIALS (2.6%)
               ----------------
               PAPER PACKAGING (2.6%)
$      14,729  Sonoco Products Co., 2.75%,11/03/2008                                        $     14,727
                                                                                          ---------------

    NUMBER OF
       SHARES
 ----------------------------------------------------------------------------------------------------------

               MONEY MARKET FUNDS (3.5%)
   19,458,000  State Street Institutional Liquid
                      Reserves, 2.40% (m)                                                          19,458
                                                                                          ---------------
               Total Money Market
               Instruments
               (cost: $34,185)                                                                     34,185
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $803,489)                                       $         583,676
                                                                                          ===============


================================================================================
15   |  USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================
NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2008 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA High-Yield Opportunities Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: High-Yield Opportunities Fund Shares and, effective August 1, 2008, High-Yield Opportunities Fund Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

================================================================================
16   |  USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

================================================================================
17   |  USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

The following is a summary of the inputs used as of October 31, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs                                      Investments in Securities
---------------------------------------------------- ---------------------------
---------------------------------------------------- ---------------------------
Level 1 - Quoted Prices                                             $28,148,000
Level 2 - Other Significant Observable Inputs                       555,528,000
Level 3 - Significant Unobservable Inputs                                     -
---------------------------------------------------- ---------------------------
---------------------------------------------------- ---------------------------
Total                                                              $583,676,000
---------------------------------------------------- ---------------------------

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of October 31, 2008, the Fund did not invest in any repurchase agreements.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of October 31, 2008, the Fund did not have any securities on loan.


F. As of October 31, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and

================================================================================
                                       Notes to Portfolio of Investments  |   18

================================================================================

depreciation of investments as of October 31, 2008, were $1,844,000 and $221,657,000, respectively, resulting in net unrealized depreciation of $219,813,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $560,771,000 at October 31, 2008, and, in total, may not equal 100%. Investments in foreign securities were 11.8% of net assets at October 31, 2008. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOS) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

WARRANTS - entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

REIT           Real estate investment trust

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by Financial Guaranty Insurance Co, or Financial Security Assurance Holdings Ltd. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

================================================================================
19   |  USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

SPECIFIC NOTES

(a) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2008.
(b) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at October 31, 2008. The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments.
(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(d) At October 31, 2008, the aggregate market value of securities purchased on a delayed-delivery basis was $40,128,000, which included when-issued securities of $1,863,000.
(e) Security was fair valued at October 31, 2008, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(f) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.
(g) At October 31, 2008, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(h) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(i) Currently the issuer is in default with respect to interest and/or principal payments.
(j) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at October 31, 2008, was $88,000, which represented less than 0.1% of the Fund's net assets.
(k) Securities issued by government-sponsored enterprises (GSEs) are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSE's obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
(l) Pay-in-kind (PIK) - security in which the issuer has the option to make interest or dividend payments in cash or in additional securities. The security issued with the interest or dividend payment option usually has the same terms, including maturity date, as the PIK securities.
(m) Rate represents the money market fund annualized seven-day yield at October 31, 2008.
(n)     Security is currently trading without interest.
*       Non-income-producing security.

================================================================================
                                       Notes to Portfolio of Investments  |   20








ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2008

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    12/19/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    12/19/2008
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    12/19/2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.